Research and Development - Additional Information (Detail) - Research and Development Expense [Member] - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Research And Development [Line Items]
Outsourced Service	$ 12,866,582	$ 29,824,534
Master Service Agreement [Member]
Research And Development [Line Items]
Outsourced service charged from related parties	$ 11,254,372	$ 26,919,670